ActivePassive International Equity Fund (Prospectus Summary) | ActivePassive International Equity Fund
ActivePassive International Equity Fund ("International Fund")
Investment Objective.
Long term capital appreciation.
Fund Fees and Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the International Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 74 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 57 of the SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	ActivePassive International Equity Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Redemption Fee (as a percentage of amount redeemed on shares held 5 days or less)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ActivePassive International Equity Fund Class A
Management Fees		0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%
Shareholder Servicing Plan Fee		0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)		1.08%
Acquired Fund Fees and Expenses	[1]	0.06%
Total Annual Fund Operating Expenses		2.19%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.83%)
Net Annual Fund Operating Expenses		1.36%
[1]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the International Fund and does not include AFFE.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the International Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.30% of average daily net assets of Class A (the "Expense Cap"). The International Fund's Expense Cap will remain in effect through at least February 28, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ActivePassive International Equity Fund Class A	706	1,146	1,612	2,895

The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.
Portfolio Turnover.
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Fund's performance. During the most recent fiscal year, the International Fund's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies.
Under normal conditions, the International Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of non-U.S. companies of any size from at least three different countries and in investment companies, such as mutual funds or
ETFs, which invest primarily in those types of equity securities. The
International Fund's investments in equity securities may include direct investments in common stocks or preferred stocks of non-U.S. companies and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and other mutual funds.

The International Fund primarily invests in securities of issuers in developed countries (except the United States), but may also invest in countries designated by the World Bank or the United Nations to be a developing country or an emerging market.

The Advisor generally allocates between 30% and 70% of the International Fund's net assets to active management and between 30% and 70% of the International
Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the MSCI EAFE Index. The MSCI EAFE Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance of 21 developed markets outside North America. Through March 31,
2012, the Advisor has hired Invesco Advisers, Inc. ("Invesco") to provide its expertise and recommendations regarding the securities in which the
International Fund should directly invest. Effective April 1, 2012, the sub-advisory agreement with Invesco will terminate and Invesco will no longer provide any management services or recommendations to the Fund. The Advisor will assume full responsibility for the day-to-day management of the actively managed portion of the International Fund's portfolio. In pursuing the active management strategy of the portfolio, the Advisor expects to invest primarily in various equity mutual funds ("underlying funds").

Under Invesco's active management through March 31, 2012, equities used in this strategy may have either growth or value characteristics or the institutional managers and/or actively managed mutual funds selected may have either a growth or value approach to investing. Equities used in a growth strategy are generally believed to have the potential for growth, in comparison to other available investments. Favorable characteristics would include companies that have leadership positions in their markets or likely to become leaders in their respective industries, companies with strong balance sheet, companies with experienced management and companies that have a consistent history of earnings stability and growth or strong potential for steady growth. Equity securities used in the value strategy are generally believed to be trading for less than their intrinsic value. The determination of whether a security of a particular company is a "value stock" is based upon a comparison of the security's current market price to the company's fundamentals. Favorable characteristics would include companies that have equal or above dividend yield compared to that of the benchmark, companies that have low price/book value, companies that have low price/earnings ratio, companies that have high assets to liabilities ratio, companies that have strong management ownership and companies that have low price/cash flow. These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.

Under the Advisor's active management effective April 1, 2012, the actively managed mutual funds selected may have a growth, value or a blended approach to investing. Mutual fund managers following a growth strategy generally look for companies believed to have the potential for growth, in comparison to other available investments. Mutual fund managers following a value strategy generally look for companies believed to be trading for less than their intrinsic value. The Advisor will select fund managers that have demonstrated a disciplined investment process with favorable risk and return characteristics, such as risk-adjusted metrics, relative performance, style/return consistency, investment expenses, investment philosophy and investment experience.

When selecting securities for the passively managed portion of the International
Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

After reviewing the fundamentals of all securities owned, we may choose to sell a holding when it no longer offers favorable growth prospects or when we believe it has achieved its valuation target or we have identified a more attractive investment opportunity.
Principal Investment Risks.
Losing a portion or all of your investment is a risk of investing in the
International Fund. The following principal risks could affect the value of your investment:

o  Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the International Fund's share price is likely to decline in value.

o  Foreign Investment Risk. Foreign securities include ADRs and similar investments, including EDRs and GDRs. Foreign securities may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

o  Emerging Markets Risk. Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

o  Currency Risk. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the Fund's investment in a foreign security.

o  Industry or Sector Emphasis Risk. Investing a substantial portion of the
   International Fund's assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

o  Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

o  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

o  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

o  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

o  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
Performance.
The following performance information provides some indication of the risks of investing in the International Fund by showing changes in the
International Fund's performance from year to year and by showing how the
International Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The International
Fund's past performance, before and after taxes, is not necessarily an indication of how the International Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the International Fund toll-free at 1-877-273-8635.
Annual Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the International Fund's highest quarterly return was 21.31% for the quarter ended June 30, 2009, and the
International Fund's lowest quarterly return was -19.12% for the quarter ended
December 31, 2008.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ActivePassive International Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Return Before Taxes	(15.59%)	(7.93%)	Dec. 31, 2007
Class A After Taxes on Distributions	Return After Taxes on Distributions	(15.83%)	(8.12%)	Dec. 31, 2007
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(9.81%)	(6.61%)	Dec. 31, 2007
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(8.32%)	Dec. 31, 2007

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.